Segmented Information and Major Customers (Details Narrative)	6 Months Ended	12 Months Ended
	Jan. 31, 2020 USD ($) Customer	Jul. 31, 2019 Customer	Jul. 31, 2018 Customer
Segment Reporting [Abstract]
Number of costumer | Customer	1	1	3
Percentage of revenues from major customer	over 10%
Percentage of revenues from major customer	10.00%	12.00%	37.00%
Amount due from major customer | $	$ 123,667